Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Schedule of reconciliation of property, plant and equipment

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2025
Opening net book value	104,678	29,056	1,155	477	3,518	138,883
Additions	1,897	2,489	317	56	(2,526)	2,232
Depreciation charge	(9,736)	(6,548)	(477)	(166)	—	(16,927)
Impairment charge/reversal	1,904	(629)	—	(16)	—	1,258
Disposals	(2,077)	(611)	(19)	(4)	—	(2,711)
Exchange rate differences	(3,296)	22	(10)	(19)	41	(3,262)
CLOSING NET BOOK VALUE	93,369	23,778	966	328	1,032	119,474
AS AT DECEMBER 31, 2025
Cost	147,409	75,889	3,570	1,465	1,032	229,365
Accumulated depreciation and impairment	(54,040)	(52,111)	(2,604)	(1,137)	—	(109,891)
CLOSING NET BOOK VALUE	93,369	23,778	966	328	1,032	119,474

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2024
Opening net book value	99,100	31,761	1,053	560	3,724	136,198
Additions	10,356	3,720	569	68	(292)	14,421
Depreciation charge	(7,828)	(6,248)	(467)	(161)	—	(14,705)
Impairment charge/reversal	—	322	—	—	—	322
Disposals	(102)	(800)	(20)	(11)	—	(932)
Exchange rate differences	3,151	302	20	21	86	3,579
CLOSING NET BOOK VALUE	104,678	29,056	1,155	477	3,518	138,883

AS AT DECEMBER 31, 2024
Cost	151,034	74,445	3,542	1,512	3,518	234,051
Accumulated depreciation and impairment	(46,357)	(45,389)	(2,386)	(1,035)	—	(95,167)
CLOSING NET BOOK VALUE	104,678	29,056	1,155	477	3,518	138,883

Disclosure of revenue by geographical markets

	Year ended December 31,
in € thousand	2025	2024	2023
United States	53,610	48,593	32,964
Canada	30,125	32,321	28,193
Germany	17,468	18,374	13,503
France	14,668	7,220	5,866
Nordics	13,898	13,937	12,695
Other Europe	13,877	9,056	9,335
United Kingdom	12,644	19,489	20,266
Austria	9,473	15,897	14,583
Rest of World	8,897	4,691	16,308
REVENUE TOTAL	174,659	169,579	153,713
Nordics includes Finland, Denmark, Norway and Sweden and Rest of World includes India, Israel, Australia, Peru, Japan, Brazil and New
Zealand.

	Year ended December 31,
in € thousand	2025	2024
United Kingdom	75,914	93,309
Austria	44,983	48,533
Nordics	35,741	36,264
France	3,106	4,350
United States	506	781
Canada	130	138
NON-CURRENT ASSETS	160,380	183,373